Stock-based and Other Incentive Compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Compensation Expense
Compensation expense (benefit) related to CSAR awards for the years ended December 31 was as follows:

(in millions)	2023	2022	2021
Cost of revenue	$1	$(1)	$11
Selling, general and administrative expenses	14	(16)	104
CSAR compensation expense (benefit)	$15	$(17)	$115
Income tax (benefit) expense	(3)	4	(27)
CSAR compensation expense (benefit), net of tax	$12	$(13)	$88
Compensation expense related to Performance Cash awards for the years ended December 31 was as follows:

(in millions)	2023	2022	2021
Cost of revenue	$2	$2	$1
Selling, general and administrative expenses	14	14	19
Performance Cash compensation expense	$16	$16	$20
Income tax benefit	(4)	(4)	(5)
Performance Cash compensation expense, net	$12	$12	$15
Stock-based compensation expense was as follows:

	Six Months Ended June 30,
(in millions)	2024	2023
Cost of revenue	$2	$1
Selling, general and administrative expenses	13	10
Stock-based compensation expense	$15	$11
Income tax benefit	(3)	(2)
Stock-based compensation expense, net	$12	$9

Stock-based compensation expense by type of award
Restricted stock units	$3	$—
Performance share units	1	—
Stock options	1	—
Stock-settled stock appreciation rights	1	—
Cash-settled awards	9	11
Stock-based compensation expense	$15	$11
Compensation expense related to Performance Cash awards was as follows:

	Six Months Ended June 30,
(in millions)	2024	2023
Cost of revenue	$2	$1
Selling, general and administrative expenses	12	7
Performance Cash compensation expense	$14	$8
Income tax benefit	(3)	(2)
Performance Cash compensation expense, net	$11	$6

Summary of Restricted Stock Units Activity
The following table summarizes the activity related to the Company’s RSUs during the six months ended June 30, 2024:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2023	—	$—
Granted	797,102	34.44
Forfeited	(14,619)	34.85
Outstanding as of June 30, 2024	782,483	$34.43

Summary of Performance Share Units Activity
The following table summarizes the activity related to the Company’s PSUs during the six months ended June 30, 2024:

	Number of PSUs	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2023	—	$—
Granted	383,574	34.85
Forfeited	(1,365)	34.85
Outstanding as of June 30, 2024	382,209	$34.85

Summary of Activity Related to Stock Options
The following table summarizes the activity related to the Company’s stock options during the six months ended June 30, 2024:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Term	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2023	—
Granted	2,074,229	$28.00
Outstanding as of June 30, 2024	2,074,229	$28.00	2.8 years	$29
Exercisable as of June 30, 2024	—

Summary of Fair Value Assumptions
The following table summarizes the assumptions used in the Black-Scholes-Merton model as of December 31:

	2023	2022	2021
Dividend yield	1.70%	—%	—%
Risk-free interest rate	3.99% - 5.60%	4.12% - 4.75%	0.05% - 0.89%
Weighted average volatility	22.24%	29.87%	27.70%
Expected life (in years)	0.06 - 3.25	0.06 - 3.25	0.06 - 2.67
Weighted average grant date fair value per share of rights granted	$4.83	$7.66	$6.59
The following table summarizes the assumptions used in the Black-Scholes-Merton option-pricing model that was used to estimate the fair value of the stock options at the grant date:

April 12, 2024
Expected dividend yield	1.79%
Risk-free interest rate	4.48%
Weighted average volatility	24.50%
Expected life (in years)	6.50
The following table summarizes the assumptions used in the Black-Scholes-Merton option-pricing model that was used to estimate the fair value of the stock appreciation rights at the conversion date:

April 16, 2024
Expected dividend yield	1.44%
Risk-free interest rate	4.78% - 5.41%
Weighted average volatility	22.50%
Expected life (in years)	0.11 - 2.96

Summary of SAR Activity
The CSAR activity during the year ended December 31 was as follows:

	Number of CSAR Awards	Weighted Average Grant Price	Weighted Average Remaining Term	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2022 (a)	5,957,534	$12.29	1.28 years	$86
Granted	595,022	28.34
Exercised	(2,930,345)	7.08
Cancelled	(77,326)	30.86
Forfeited	(92,765)	23.51
Outstanding as of December 31, 2023	3,452,120	$18.77	1.72 years	$37
Exercisable as of December 31, 2023	1,952,958	$14.68	0.52 years	$29
_________________
(a)In November 2023 the Human Capital and Compensation Committee, in accordance with the provisions of the Company’s LTIP, approved, in connection with the 2-for-1 stock split further described in Note 1, a 50% reduction in the base price of all outstanding CSARs and a 100% increase in the number of outstanding CSAR units, and subsequently, in connection with a $600 million special cash dividend paid to UL Standards & Engagement, a reduction in the base price of all outstanding CSARs of $3 per award. The reductions in the base price and increase in the number of outstanding units were designed to provide protection to award holders due to the impact of the stock split and special cash dividend on the Company’s estimated stock price. The number of CSAR awards outstanding and weighted average grant price as of December 31, 2022 have been adjusted to reflect the impact of the award modifications. The modifications did not have a material impact on compensation expense.
The following table summarizes the activity related to the Company’s CSARs during the six months ended June 30, 2024:

	Number of CSAR Awards	Weighted Average Exercise Price	Weighted Average Remaining Term	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2023	3,452,120	$18.77	1.72 years	$37
CSARs converted to SSARs	(1,978,761)	21.12
Exercised	(863,648)	7.46
Cancelled	(470,992)	30.06
Forfeited	(19,815)	29.10
Outstanding as of June 30, 2024	118,904	$15.47	1.29 years	$3
Exercisable as of June 30, 2024	104,618	$13.63	1.00 years	$3
The following table summarizes the activity related to the Company’s SSARs during the six months ended June 30, 2024:

	Number of SSAR Awards	Weighted Average Exercise Price	Weighted Average Remaining Term	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2023	—
SSARs converted from CSARs	1,978,761	$21.12
Exercised	(15,806)	13.02
Forfeited	(6,932)	29.16
Outstanding as of June 30, 2024	1,956,023	$21.15	2.20 years	$27
Exercisable as of June 30, 2024	969,451	$13.07	1.07 years	$21